Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2024
Other Operating Income and Expenses [Abstract]
Other operating Income and Expenses
34.	Other operating Income and Expenses:

a)	During the year 2024, 2023 and 2022, the Bank and its subsidiaries present other operating income, according to the following:

	2024	2023	2022
	MCh$	MCh$	MCh$

Expense recovery	26,179	26,310	1,986
Revaluation of prepaid monthly payments	9,771	9,146	17,044
Revaluation of tax refunds from previous years	8,451	6,905	204
Income from investment properties	7,147	6,793	6,765
Foreign trade income	102	98	75
Release of provisions not related to credit risk	—	23,355	—
Other income	127	332	334
Total	51,777	72,939	26,408

b)	During the year 2024, 2023 and 2022, the Bank and its subsidiaries present other operating expenses, according to the following:

	2024	2023	2022
	MCh$	MCh$	MCh$

Write-offs for operating risks	29,407	30,473	18,391
Expenses for credit operations of financial leasing	6,976	4,071	4,786
Insurance premiums expense to cover operational risk events	6,275	5,779	5,085
Legal expenses and trials	2,847	3,063	1,973
Card administration	2,209	606	2,086
(Release) expense of provisions for operational risk	558	(706)	(900)
Provisions for trials and litigation	419	(617)	1,317
Write-offs for commercial decisions	407	290	398
Life insurance	343	275	258
Valuation expense	256	250	226
Renegotiated loan insurance premium	235	290	351
Expenses for charge-off leased assets recoveries	195	493	130
Provision for pending operations (90 days)	(124)	(117)	(429)
Expense recovery from operational risk events	(14,314)	(9,216)	(6,050)
Other expenses	350	1,156	1,842
Total	36,039	36,090	29,464